DLA Piper LLP (US) 701 Fifth Avenue, Suite 7000 Seattle, Washington 98104-7044 www.dlapiper.com
Matthew D. Adler matt.adler@dlapiper.com T 206.839.4816 F 206.494.1826

February 25, 2010

VIA COURIER

Securities and Exchange Commission

Attn: Mr. Michael F. Johnson

100 F Street, NE

Washington, DC 20549

Re:	AsiaInfo Holdings, Inc.
Amendment No. 1 to Preliminary Proxy Statement on Schedule 14A
Filed February 25, 2010
File No. 001-15713

Dear Mr. Johnson:

On behalf of our client AsiaInfo Holdings, Inc., a Delaware corporation (the “Company”), we have enclosed two (2) courtesy copies of the Company’s Amendment No. 1 to the Preliminary Proxy Statement on Schedule 14A, filed February 25, 2010 (File No. 001-15713).

Please direct any questions or comments regarding this filing to the undersigned at (206) 839-4816.

Very truly yours,

DLA Piper LLP (US)

/s/ Matthew D. Adler
Matthew D. Adler Partner

Enclosures